Borrowings - Summary of borrowings amount and interest rate (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Borrowings [Line Items]
Borrowings	₩ 56,901,352	₩ 49,279,175	₩ 43,167,065
Denominated in Korean won
Borrowings [Line Items]
Borrowings, gross	₩ 27,639,987	₩ 28,192,296
Borrowings from Bank of Korea
Borrowings [Line Items]
Maximum Interest rate	2.00%	1.75%
Minimum Interest rate	2.00%	0.25%
Borrowings, gross	₩ 2,562,162	₩ 5,100,325
Others
Borrowings [Line Items]
Maximum Interest rate	7.83%	7.60%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 25,077,825	₩ 23,091,971
Denominated in foreign currency
Borrowings [Line Items]
Borrowings, gross	₩ 10,040,103	₩ 10,257,378
Overdraft due from banks
Borrowings [Line Items]
Maximum Interest rate	0.00%	0.30%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 34,072	₩ 48,072
Borrowings from banks
Borrowings [Line Items]
Maximum Interest rate	14.85%	21.20%
Minimum Interest rate	0.00%	0.15%
Borrowings, gross	₩ 7,331,197	₩ 7,811,701
Others
Borrowings [Line Items]
Maximum Interest rate	17.50%	22.65%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 2,674,834	₩ 2,397,605
Call money
Borrowings [Line Items]
Maximum Interest rate	5.88%	6.30%
Minimum Interest rate	0.02%	0.05%
Borrowings, gross	₩ 2,195,849	₩ 1,276,301
Bills of sale
Borrowings [Line Items]
Maximum Interest rate	3.65%	3.95%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 11,252	₩ 15,057
Bonds sold under repurchase agreements
Borrowings [Line Items]
Maximum Interest rate	6.74%	6.80%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 17,312,576	₩ 9,544,536
Deferred origination costs
Borrowings [Line Items]
Deferred origination costs	₩ (298,415)	₩ (6,393)